Investment instruments (Tables)	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Detail of Investment Instruments Measured at FVOCI

As of June 30, 2021 and December 31, 2020, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of June 30, 2021			As of December 31, 2020
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt instruments	3,903,774	173,227	4,077,001	3,960,104	111,542	4,071,646
Equity instruments	10,424	—	10,424	10,795	—	10,795
Totals	3,914,198	173,227	4,087,425	3,970,899	111,542	4,082,441

Detail of Financial Instruments Measured at FVOCI

As of June 30,2021 and December 31, 2020, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of June 30, 2021			As of December 31, 2020
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	1,493,570	—	1,493,570	1,170,841	—	1,170,841
Chilean Treasury bonds	1,638,745	—	1,638,745	1,783,765	—	1,783,765
Other goverment securities	116,507	—	116,507	101,573	—	101,573
Other local institutions financial instruments
Time deposits in local banks	8,908	—	8,908	14,856	—	14,856
Mortgage finance bonds	24	—	24	30	—	30
Chilean financial institutions bonds	115,012	—	115,012	277,163	—	277,163
Other local financial investments	19,105	—	19,105	—	—	—
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	334,591	—	334,591	217,185	—	217,185
Other foreign financial instruments	177,312	173,227	350,539	394,691	111,542	506,233
Investments not quoted in active markets			—			—
Corporate bonds	—	—	—	—	—	—
Totals	3,903,774	173,227	4,077,001	3,960,104	111,542	4,071,646

Summary of Portfolio of Debt Securities Classified as Investment Instruments at Fair Value through Other Comprehensive Income Includes Impairment

As of June, 2021 and December 31, 2020, the portfolios of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	(911)	—	—	(911)
Changes in the allowances
- Net transfer stage 1	—	—	—	—
- Net transfer stage 2	—	—	—	—
- Net transfer stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	658	—	—	658
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	—	—	—	—
Financial assets that have been derecognized	—	—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of June 30, 2021	(253)	—	—	(253)

	Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	(2,310)	—	—	(2,310)
Changes in the allowances
- Net transfer stage 1	—	—	—	—
- Net transfer stage 2	—	—	—	—
- Net transfer stage 3	—	—	—	—
- Increases due to change in credit risk	(210)	—	—	(210)
- Decreases due to change in credit risk	1,127	—	—	1,127
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(40)	—	—	(40)
Financial assets that have been derecognized	522	—	—	522
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2020	(911)	—	—	(911)

Summary of Portfolio of Investment Instruments at Amortized Cost Includes Impairment

As of June, 2021 and December 31, 2020 the portfolios of investment instruments at amortized cost includes impairment movements as summarized below:

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	(101)	—	—	(101)
Changes in the allowances
- Net transfer stage 1	—	—	—	—
- Net transfer stage 2	—	—	—	—
- Net transfer stage 3	—	—	—	—
- Increases due to change in credit risk	(6)	—	—	(6)
- Decreases due to change in credit risk	102	—	—	102
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	—	—	—	—
Financial assets that have been derecognized	—	—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of June 30, 2021	(5)	—	—	(5)

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	(24)	—	—	(24)
Changes in the allowances
- Net transfer stage 1	—	—	—	—
- Net transfer stage 2	—	—	—	—
- Net transfer stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(86)	—	—	(86)
Financial assets that have been derecognized	9	—	—	9
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2020	(101)	—	—	(101)

Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio

Unrealized gains and losses of the FVTOCI portfolio as of as of June, 2021 and December 31, 2020 are detailed as follows:

	As of June 30, 2021				As of December 31, 2020
	Acquisition	Unrealized		Fair	Acquisition	Unrealized		Fair
	cost	Gain	Losses	value	cost	Gain	Losses	value

Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	1,494,132	29	(591)	1,493,570	1,171,350	29	(538)	1,170,841
Chilean Treasury bonds	1,729,487	164	(90,906)	1,638,745	1,781,626	8,989	(6,850)	1,783,765
Other government securities	114,329	2,400	(222)	116,507	96,924	4,409	240	101,573
Other local institutions financial instruments
Time deposits in local banks	8,885	23	—	8,908	14,622	252	(18)	14,856
Mortgage finance bonds	24	—	—	24	29	1	—	30
Chilean financial institutions bonds	115,412	662	(1,062)	115,012	273,028	4,135	—	277,163
Other local financial instruments	18,261	879	(35)	19,105	—	—	—	—
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	329,314	15,153	(9,876)	334,591	193,389	23,848	(52)	217,185
Other foreign financial instruments	177,855	582	(1,125)	177,312	391,058	3,724	(91)	394,691
Investments not quoted in active markets
Corporate bonds	—	—		—	—	—	—	—
Equity instruments
Unlisted securities	7,643	3,036	(255)	10,424	6,466	4,329	—	10,795
Totals	3,995,342	22,928	(104,072)	3,914,198	3,928,492	49,716	(7,309)	3,970,899

Schedule of Portfolio of Equity Instruments at Fair Value through Comprehensive Income

As of June, 2021 and December 31, 2020 the portfolio of equity investment instruments at fair value through comprehensive income are detail as follows:

	2021	2020
Unlisted securities	MCh$	MCh$
Domestic entities
Stock Exchanges	4,068	4,616

Foreign entities
A.C.H Colombia	1,205	1,173
Redeban Multicolor S.A.	770	717
Cámara de Compensación Divisas de Colombia S.A. (*)	—	309
Cámara de Riesgo Central de Contraparte S.A. (*)	338	—
Bolsa de Valores de Colombia	969	969
Credibanco	3,072	2,990
Others	2	21
Totals	10,424	10,795

(*) During 2021 Cámara de Compensación Divisas de Colombia S.A. merged with Cámara de Riesgo Central de Contraparte S.A. where by the bank received a participation on Cámara de Riesgo Central de Contraparte S.A.as a result of the transaction..

Schedule of Amount Recognized in Profit and Loss

For the six-month periods ended June 30, 2021 and 2020, the following gains and losses were recognized in profit or loss:

	2021	2020
	MCh$	MCh$
Dividends from equity investments held at FVOCI recognized in profit or loss	1,338	1,185
Related to investments derecognized during the period	757	51,517
Related to investments held at the end of the reporting period	—	—
Totals	2,095	52,702